SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL (Details) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
Salaries		$ 499,160	$ 504,099	$ 1,505,341	$ 1,472,296
Share-based payments	[1]	493,952	351,751	1,386,341	1,223,152
Total		$ 993,112	$ 855,850	$ 2,891,682	$ 2,695,448

[1]	Share-based payments are the fair value of options granted to key management personnel and expensed during the various periods as calculated using the Black-Scholes model.